Intangible assets - Goodwill - Schedule of goodwill and changes in goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill
Goodwill at beginning of period	€ 13,438	€ 14,017	€ 13,741
Additions	19	30	56
Impairment losses	(4)	(4)	(20)
Transfer to Assets held for sale (Notes 3 y 12)	(1,176)	0	0
Exchange differences and other items	(291)	(605)	240
Goodwill at end of period	11,958	13,438	14,017
Ebury Partners Ltd
Changes in goodwill
Additions	€ 0	€ 0	€ 45